Going Concern (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Jul. 01, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss		$ 1,204,591	$ 97,360	$ 2,363,582	$ 125,039
Stock-based compensation		316,896		1,622,335
Net Cash Provided by (Used in) Operating Activities		876,340	$ 97,233	636,257	$ 132,898
Subscription Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Warrant Exercises	$ 582,500
Subscription Agreement [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from private placement		$ 582,500		1,428,750
[custom:PlacementAgentFees]				$ 50,000